FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA 2LNY of Transamerica Financial

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA 2LNY (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

BNY Mellon Growth and Income Service Shares (1)	BNY Mellon VIF Appreciation Initial Shares (1)

BNY Mellon MidCap Stock Initial Shares (1)	BNY Mellon VIF Government Money Market (1)

BNY Mellon MidCap Stock Service Shares (1)	BNY Mellon VIF Growth and Income Initial Shares (1)

BNY Mellon Opportunistic Small Cap Service Shares (1)	BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)

BNY Mellon Stock Index Initial Shares (1)	TA Aegon Core Bond Service Class (1)

BNY Mellon Stock Index Service Shares (1)	TA Aegon Sustainable Equity Income Initial Class (1)

BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA WMC US Growth Initial Class (1)

BNY Mellon Technology Growth Initial Shares (1)	TA WMC US Growth Service Class (1)

BNY Mellon Technology Growth Service Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 2LNY of Transamerica Financial

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	BNY Mellon VIF Appreciation Initial Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon VIF Government Money Market
BNY Mellon MidCap Stock Service Shares	BNY Mellon VIF Growth and Income Initial Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
BNY Mellon Stock Index Initial Shares	TA Aegon Core Bond Service Class
BNY Mellon Stock Index Service Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA WMC US Growth Initial Class
BNY Mellon Technology Growth Initial Shares	TA WMC US Growth Service Class
BNY Mellon Technology Growth Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA 2LNY of Transamerica Financial since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BNY Mellon Growth and Income Service Shares	15,646.046	$ 470,981	$ 588,448	$(1)	$ 588,447	13,361	$ 4.269585	$ 142.720774
BNY Mellon MidCap Stock Initial Shares	93,186.210	1,715,527	1,917,772	(6)	1,917,766	52,562	2.326209	47.869849
BNY Mellon MidCap Stock Service Shares	15,458.212	286,326	315,966	2	315,968	15,372	3.743185	44.908358
BNY Mellon Opportunistic Small Cap Service Shares	1,990.345	81,467	80,808	(1)	80,807	15,611	2.234149	193.737917
BNY Mellon Stock Index Initial Shares	237,361.818	12,646,550	18,931,979	(1)	18,931,978	105,491	3.554621	224.137559
BNY Mellon Stock Index Service Shares	32,982.948	1,857,229	2,638,306	(14)	2,638,292	13,467	5.143205	210.905156
BNY Mellon Sustainable U.S. Equity Initial Shares	85,151.417	3,220,204	4,726,755	(41)	4,726,714	36,876	3.786540	130.133583
BNY Mellon Technology Growth Initial Shares	261,632.505	6,150,679	9,214,697	(43)	9,214,654	289,288	5.273324	45.637651
BNY Mellon Technology Growth Service Shares	29,967.477	679,067	945,774	5	945,779	29,241	4.731309	42.265994
BNY Mellon VIF Appreciation Initial Shares	466,168.542	16,720,428	17,010,490	4	17,010,494	677,218	3.051367	162.442843
BNY Mellon VIF Government Money Market	8,812,405.049	8,812,405	8,812,405	(56)	8,812,349	6,938,357	0.787403	1.340542
BNY Mellon VIF Growth and Income Initial Shares	351,707.081	10,660,668	13,181,981	17	13,181,998	210,772	3.621344	153.379166
BNY Mellon VIF Opportunistic Small Cap Initial Shares	189,219.437	8,406,095	8,242,399	(6)	8,242,393	194,741	1.678822	205.965680
TA Aegon Core Bond Service Class	70,009.019	917,672	803,003	9	803,012	830,368	0.893059	0.977735
TA Aegon Sustainable Equity Income Initial Class	28,862.943	583,042	603,813	(8)	603,805	455,129	1.225673	1.340567
TA WMC US Growth Initial Class	43,134.200	1,557,316	1,814,224	18	1,814,242	23,702	5.254535	77.173833
TA WMC US Growth Service Class	27,184.703	905,657	1,075,971	(24)	1,075,947	379,199	2.618301	2.866393

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

BNY Mellon Growth and Income Service Shares	$588,447	$-	$588,447
BNY Mellon MidCap Stock Initial Shares	1,877,981	39,785	1,917,766
BNY Mellon MidCap Stock Service Shares	311,942	4,026	315,968
BNY Mellon Opportunistic Small Cap Service Shares	80,807	-	80,807
BNY Mellon Stock Index Initial Shares	18,295,483	636,495	18,931,978
BNY Mellon Stock Index Service Shares	2,488,544	149,748	2,638,292
BNY Mellon Sustainable U.S. Equity Initial Shares	4,563,109	163,605	4,726,714
BNY Mellon Technology Growth Initial Shares	8,688,123	526,531	9,214,654
BNY Mellon Technology Growth Service Shares	945,779	-	945,779
BNY Mellon VIF Appreciation Initial Shares	15,111,017	1,899,477	17,010,494
BNY Mellon VIF Government Money Market	7,588,511	1,223,838	8,812,349
BNY Mellon VIF Growth and Income Initial Shares	12,519,162	662,836	13,181,998
BNY Mellon VIF Opportunistic Small Cap Initial Shares	7,772,095	470,298	8,242,393
TA Aegon Core Bond Service Class	790,174	12,838	803,012
TA Aegon Sustainable Equity Income Initial Class	579,904	23,901	603,805
TA WMC US Growth Initial Class	1,813,148	1,094	1,814,242
TA WMC US Growth Service Class	966,842	109,105	1,075,947

See accompanying notes.	6

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Growth and Income Service Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon MidCap Stock Service Shares Subaccount	BNY Mellon Opportunistic Small Cap Service Shares Subaccount

Net Assets as of December 31, 2022:	$400,587	$1,907,460	$313,779	$178,001

Investment Income:
Reinvested Dividends	1,834	15,563	1,789	153
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,252	27,196	4,561	2,421

Net Investment Income (Loss)	(4,418)	(11,633)	(2,772)	(2,268)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,756	62,569	10,508	4,167
Realized Gain (Loss) on Investments	802	(38,584)	(5,935)	(4,139)

Net Realized Capital Gains (Losses) on Investments	48,558	23,985	4,573	28
Net Change in Unrealized Appreciation (Depreciation)	54,183	293,725	47,339	14,895

Net Gain (Loss) on Investment	102,741	317,710	51,912	14,923

Net Increase (Decrease) in Net Assets Resulting from Operations	98,323	306,077	49,140	12,655

Increase (Decrease) in Net Assets from Contract Transactions	(2,504)	(146,172)	(35,423)	(15,392)

Total Increase (Decrease) in Net Assets	95,819	159,905	13,717	(2,737)

Net Assets as of December 31, 2023:	$496,406	$2,067,365	$327,496	$175,264

Investment Income:
Reinvested Dividends	1,590	17,524	2,063	536
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,711	28,448	4,600	1,537

Net Investment Income (Loss)	(6,121)	(10,924)	(2,537)	(1,001)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,369	29,973	4,888	—
Realized Gain (Loss) on Investments	3,030	3,107	400	(13,978)

Net Realized Capital Gains (Losses) on Investments	30,399	33,080	5,288	(13,978)
Net Change in Unrealized Appreciation (Depreciation)	77,575	195,499	31,018	15,629

Net Gain (Loss) on Investment	107,974	228,579	36,306	1,651

Net Increase (Decrease) in Net Assets Resulting from Operations	101,853	217,655	33,769	650

Increase (Decrease) in Net Assets from Contract Transactions	(9,812)	(367,254)	(45,297)	(95,107)

Total Increase (Decrease) in Net Assets	92,041	(149,599)	(11,528)	(94,457)

Net Assets as of December 31, 2024:	$588,447	$1,917,766	$315,968	$80,807

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Technology Growth Initial Shares Subaccount

Net Assets as of December 31, 2022:	$14,212,646	$2,336,218	$3,406,771	$5,161,261

Investment Income:
Reinvested Dividends	212,522	28,799	26,749	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	207,481	34,325	50,723	90,133

Net Investment Income (Loss)	5,041	(5,526)	(23,974)	(90,133)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	551,149	93,516	429,534	-
Realized Gain (Loss) on Investments	892,174	139,042	2,247	157,509

Net Realized Capital Gains (Losses) on Investments	1,443,323	232,558	431,781	157,509
Net Change in Unrealized Appreciation (Depreciation)	1,814,381	302,302	331,002	2,839,225

Net Gain (Loss) on Investment	3,257,704	534,860	762,783	2,996,734

Net Increase (Decrease) in Net Assets Resulting from Operations	3,262,745	529,334	738,809	2,906,601

Increase (Decrease) in Net Assets from Contract Transactions	(1,322,978)	(241,406)	(136,887)	(330,666)

Total Increase (Decrease) in Net Assets	1,939,767	287,928	601,922	2,575,935

Net Assets as of December 31, 2023:	$16,152,413	$2,624,146	$4,008,693	$7,737,196

Investment Income:
Reinvested Dividends	209,214	22,943	23,687	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	250,921	35,731	62,619	121,692

Net Investment Income (Loss)	(41,707)	(12,788)	(38,932)	(121,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,109,670	158,959	28,198	-
Realized Gain (Loss) on Investments	993,182	255,721	48,809	284,721

Net Realized Capital Gains (Losses) on Investments	2,102,852	414,680	77,007	284,721
Net Change in Unrealized Appreciation (Depreciation)	1,595,995	121,416	867,425	1,662,514

Net Gain (Loss) on Investment	3,698,847	536,096	944,432	1,947,235

Net Increase (Decrease) in Net Assets Resulting from Operations	3,657,140	523,308	905,500	1,825,543

Increase (Decrease) in Net Assets from Contract Transactions	(877,575)	(509,162)	(187,479)	(348,085)

Total Increase (Decrease) in Net Assets	2,779,565	14,146	718,021	1,477,458

Net Assets as of December 31, 2024:	$18,931,978	$2,638,292	$4,726,714	$9,214,654

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Technology Growth Service Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount

Net Assets as of December 31, 2022:	$632,491	$15,565,347	$9,623,631	$10,242,802

Investment Income:
Reinvested Dividends	-	114,790	421,976	72,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,424	221,786	128,875	153,741

Net Investment Income (Loss)	(11,424)	(106,996)	293,101	(81,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,380,719	-	1,191,073
Realized Gain (Loss) on Investments	23,586	(441,312)	-	(12,997)

Net Realized Capital Gains (Losses) on Investments	23,586	939,407	-	1,178,076
Net Change in Unrealized Appreciation (Depreciation)	347,407	2,015,971	-	1,374,786

Net Gain (Loss) on Investment	370,993	2,955,378	-	2,552,862

Net Increase (Decrease) in Net Assets Resulting from Operations	359,569	2,848,382	293,101	2,471,584

Increase (Decrease) in Net Assets from Contract Transactions	(55,631)	(1,652,715)	(714,079)	(925,258)

Total Increase (Decrease) in Net Assets	303,938	1,195,667	(420,978)	1,546,326

Net Assets as of December 31, 2023:	$936,429	$16,761,014	$9,202,653	$11,789,128

Investment Income:
Reinvested Dividends	-	71,989	424,057	67,953
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,947	237,157	125,368	176,048

Net Investment Income (Loss)	(12,947)	(165,168)	298,689	(108,095)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,237,703	-	634,112
Realized Gain (Loss) on Investments	84,242	(140,156)	-	338,750

Net Realized Capital Gains (Losses) on Investments	84,242	1,097,547	-	972,862
Net Change in Unrealized Appreciation (Depreciation)	131,885	892,042	-	1,518,834

Net Gain (Loss) on Investment	216,127	1,989,589	-	2,491,696

Net Increase (Decrease) in Net Assets Resulting from Operations	203,180	1,824,421	298,689	2,383,601

Increase (Decrease) in Net Assets from Contract Transactions	(193,830)	(1,574,941)	(688,993)	(990,731)

Total Increase (Decrease) in Net Assets	9,350	249,480	(390,304)	1,392,870

Net Assets as of December 31, 2024:	$945,779	$17,010,494	$8,812,349	$13,181,998

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	TA Aegon Core Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$8,413,435	$730,013	$629,068	$1,702,050

Investment Income:
Reinvested Dividends	27,871	16,525	13,561	765
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,409	10,123	8,351	26,506

Net Investment Income (Loss)	(86,538)	6,402	5,210	(25,741)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	187,852	-	-	53,869
Realized Gain (Loss) on Investments	88,974	(9,563)	(33,925)	279,074

Net Realized Capital Gains (Losses) on Investments	276,826	(9,563)	(33,925)	332,943
Net Change in Unrealized Appreciation (Depreciation)	415,325	33,048	54,323	325,808

Net Gain (Loss) on Investment	692,151	23,485	20,398	658,751

Net Increase (Decrease) in Net Assets Resulting from Operations	605,613	29,887	25,608	633,010

Increase (Decrease) in Net Assets from Contract Transactions	(705,486)	(34,874)	(88,496)	(577,917)

Total Increase (Decrease) in Net Assets	(99,873)	(4,987)	(62,888)	55,093

Net Assets as of December 31, 2023:	$8,313,562	$725,026	$566,180	$1,757,143

Investment Income:
Reinvested Dividends	56,718	39,727	12,484	216
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,247	11,268	8,349	26,548

Net Investment Income (Loss)	(58,529)	28,459	4,135	(26,332)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	175,980
Realized Gain (Loss) on Investments	98,654	(17,773)	(8,859)	105,634

Net Realized Capital Gains (Losses) on Investments	98,654	(17,773)	(8,859)	281,614
Net Change in Unrealized Appreciation (Depreciation)	228,200	(9,816)	88,748	202,059

Net Gain (Loss) on Investment	326,854	(27,589)	79,889	483,673

Net Increase (Decrease) in Net Assets Resulting from Operations	268,325	870	84,024	457,341

Increase (Decrease) in Net Assets from Contract Transactions	(339,494)	77,116	(46,399)	(400,242)

Total Increase (Decrease) in Net Assets	(71,169)	77,986	37,625	57,099

Net Assets as of December 31, 2024:	$8,242,393	$803,012	$603,805	$1,814,242

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$987,211

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,362

Net Investment Income (Loss)	(16,362)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,174
Realized Gain (Loss) on Investments	26,760

Net Realized Capital Gains (Losses) on Investments	62,934
Net Change in Unrealized Appreciation (Depreciation)	342,136

Net Gain (Loss) on Investment	405,070

Net Increase (Decrease) in Net Assets Resulting from Operations	388,708

Increase (Decrease) in Net Assets from Contract Transactions	(126,592)

Total Increase (Decrease) in Net Assets	262,116

Net Assets as of December 31, 2023:	$1,249,327

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,196

Net Investment Income (Loss)	(17,196)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,559
Realized Gain (Loss) on Investments	149,910

Net Realized Capital Gains (Losses) on Investments	268,469
Net Change in Unrealized Appreciation (Depreciation)	48,766

Net Gain (Loss) on Investment	317,235

Net Increase (Decrease) in Net Assets Resulting from Operations	300,039

Increase (Decrease) in Net Assets from Contract Transactions	(473,419)

Total Increase (Decrease) in Net Assets	(173,380)

Net Assets as of December 31, 2024:	$1,075,947

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

1.  Organization

Separate Account VA 2LNY of Transamerica Financial (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Fund:	BNY Mellon Fund:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the exdividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Growth and Income Service Shares	$29,425	$17,989

BNY Mellon MidCap Stock Initial Shares	83,178	431,383

BNY Mellon MidCap Stock Service Shares	7,220	50,167

BNY Mellon Opportunistic Small Cap Service Shares	16,941	113,048

BNY Mellon Stock Index Initial Shares	1,890,261	1,699,877

BNY Mellon Stock Index Service Shares	198,378	561,364

BNY Mellon Sustainable U.S. Equity Initial Shares	63,911	262,105

BNY Mellon Technology Growth Initial Shares	182,528	652,297

BNY Mellon Technology Growth Service Shares	-	206,777

BNY Mellon VIF Appreciation Initial Shares	1,837,476	2,339,880

BNY Mellon VIF Government Money Market	941,522	1,331,795

BNY Mellon VIF Growth and Income Initial Shares	1,064,724	1,529,440

BNY Mellon VIF Opportunistic Small Cap Initial Shares	281,176	679,199

TA Aegon Core Bond Service Class	209,752	104,180

TA Aegon Sustainable Equity Income Initial Class	16,379	58,642

TA WMC US Growth Initial Class	176,354	426,952

TA WMC US Growth Service Class	125,240	497,292

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	3	(78)	(75)	37	(61)	(24)

BNY Mellon MidCap Stock Initial Shares	8,272	(9,490)	(1,218)	265	(4,649)	(4,384)

BNY Mellon MidCap Stock Service Shares	73	(1,202)	(1,129)	38	(1,095)	(1,057)

BNY Mellon Opportunistic Small Cap Service Shares	92	(606)	(514)	5	(90)	(85)

BNY Mellon Stock Index Initial Shares	16,334	(10,155)	6,179	4,118	(10,374)	(6,256)

BNY Mellon Stock Index Service Shares	155	(2,995)	(2,840)	93	(1,795)	(1,702)

BNY Mellon Sustainable U.S. Equity Initial Shares	101	(1,739)	(1,638)	37	(1,492)	(1,455)

BNY Mellon Technology Growth Initial Shares	32,435	(29,290)	3,145	73,445	(24,393)	49,052

BNY Mellon Technology Growth Service Shares	-	(5,018)	(5,018)	756	(2,376)	(1,620)

BNY Mellon VIF Appreciation Initial Shares	115,784	(101,082)	14,702	47,128	(96,729)	(49,601)

BNY Mellon VIF Government Money Market	498,853	(989,078)	(490,225)	570,144	(1,035,814)	(465,670)

BNY Mellon VIF Growth and Income Initial Shares	54,389	(25,864)	28,525	9,913	(20,817)	(10,904)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	34,329	(34,129)	200	28,809	(30,004)	(1,195)

TA Aegon Core Bond Service Class	179,466	(97,111)	82,355	2,440	(40,172)	(37,732)

TA Aegon Sustainable Equity Income Initial Class	3,131	(40,065)	(36,934)	2,098	(83,101)	(81,003)

TA WMC US Growth Initial Class	32	(5,488)	(5,456)	5,754	(16,121)	(10,367)

TA WMC US Growth Service Class	2,509	(182,215)	(179,706)	11,536	(69,943)	(58,407)

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	$486	$(10,298)	$(9,812)	$4,099	$(6,603)	$(2,504)

BNY Mellon MidCap Stock Initial Shares	36,682	(403,936)	(367,254)	7,110	(153,282)	(146,172)

BNY Mellon MidCap Stock Service Shares	275	(45,572)	(45,297)	240	(35,663)	(35,423)

BNY Mellon Opportunistic Small Cap Service Shares	16,440	(111,547)	(95,107)	890	(16,282)	(15,392)

BNY Mellon Stock Index Initial Shares	580,708	(1,458,283)	(877,575)	83,255	(1,406,233)	(1,322,978)

BNY Mellon Stock Index Service Shares	16,993	(526,155)	(509,162)	9,261	(250,667)	(241,406)

BNY Mellon Sustainable U.S. Equity Initial Shares	12,369	(199,848)	(187,479)	3,426	(140,313)	(136,887)

BNY Mellon Technology Growth Initial Shares	184,892	(532,977)	(348,085)	261,738	(592,404)	(330,666)

BNY Mellon Technology Growth Service Shares	-	(193,830)	(193,830)	19,149	(74,780)	(55,631)

BNY Mellon VIF Appreciation Initial Shares	539,530	(2,114,471)	(1,574,941)	515,307	(2,168,022)	(1,652,715)

BNY Mellon VIF Government Money Market	532,810	(1,221,803)	(688,993)	548,120	(1,262,199)	(714,079)

BNY Mellon VIF Growth and Income Initial Shares	364,754	(1,355,485)	(990,731)	55,658	(980,916)	(925,258)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	231,516	(571,010)	(339,494)	107,239	(812,725)	(705,486)

TA Aegon Core Bond Service Class	170,400	(93,284)	77,116	2,312	(37,186)	(34,874)

TA Aegon Sustainable Equity Income Initial Class	3,924	(50,323)	(46,399)	2,238	(90,734)	(88,496)

TA WMC US Growth Initial Class	158	(400,400)	(400,242)	332,008	(909,925)	(577,917)

TA WMC US Growth Service Class	6,709	(480,128)	(473,419)	19,806	(146,398)	(126,592)

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2024	13,361	$4.27	to	$5.00	$588,447	0.29%	1.25%	to	2.50%	20.89%	to	19.41%
12/31/2023	13,436	3.53	to	4.19	496,406	0.41	1.25	to	2.50	24.80	to	23.29
12/31/2022	13,460	2.83	to	3.40	400,587	0.51	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	14,988	3.37	to	4.10	651,057	0.22	1.25	to	2.50	23.77	to	22.26
12/31/2020	16,291	2.72	to	3.35	646,218	0.52	1.25	to	2.50	22.80	to	21.30
BNY Mellon MidCap Stock Initial Shares
12/31/2024	52,562	47.87	to	2.33	1,917,766	0.86	1.25	to	2.50	11.22	to	9.85
12/31/2023	53,780	43.04	to	2.12	2,067,365	0.79	1.25	to	2.50	16.86	to	15.43
12/31/2022	58,164	36.83	to	1.83	1,907,460	0.72	1.25	to	2.50	(15.14)	to	(16.17)
12/31/2021	62,954	43.40	to	2.19	2,389,656	0.62	1.25	to	2.50	24.33	to	22.81
12/31/2020	64,959	34.91	to	1.78	1,983,193	0.85	1.25	to	2.50	6.77	to	5.47
BNY Mellon MidCap Stock Service Shares
12/31/2024	15,372	3.97	to	3.74	315,968	0.63	1.25	to	2.50	10.94	to	9.58
12/31/2023	16,501	3.57	to	3.42	327,496	0.54	1.25	to	2.50	16.53	to	15.12
12/31/2022	17,558	3.07	to	2.97	313,779	0.49	1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	20,377	3.62	to	3.55	479,319	0.43	1.25	to	2.50	24.01	to	22.50
12/31/2020	20,623	2.92	to	2.90	389,523	0.58	1.25	to	2.50	6.51	to	5.21
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2024	15,611	3.09	to	2.35	80,807	0.50	1.25	to	2.50	3.07	to	1.80
12/31/2023	16,125	3.00	to	2.31	175,264	0.09	1.25	to	2.50	7.67	to	6.36
12/31/2022	16,210	2.78	to	2.17	178,001	-	1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	16,196	3.39	to	2.68	213,448	-	1.25	to	2.50	14.73	to	13.33
12/31/2020	16,207	2.95	to	2.36	188,459	0.44	1.25	to	2.50	18.10	to	16.66
BNY Mellon Stock Index Initial Shares
12/31/2024	105,491	26.44	to	3.55	18,931,978	1.16	1.25	to	2.50	23.11	to	21.61
12/31/2023	99,312	21.48	to	2.92	16,152,413	1.42	1.25	to	2.50	24.38	to	22.87
12/31/2022	105,568	17.27	to	2.38	14,212,646	1.31	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	118,866	21.41	to	2.99	19,872,910	1.14	1.25	to	2.50	26.83	to	25.28
12/31/2020	122,531	16.88	to	2.38	16,479,055	1.58	1.25	to	2.50	16.55	to	15.13
BNY Mellon Stock Index Service Shares
12/31/2024	13,467	5.63	to	5.14	2,638,292	0.90	1.25	to	2.50	22.80	to	21.30
12/31/2023	16,307	4.58	to	4.24	2,624,146	1.16	1.25	to	2.50	24.06	to	22.55
12/31/2022	18,009	3.69	to	3.46	2,336,218	1.08	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	19,504	4.59	to	4.35	3,130,538	0.82	1.25	to	2.50	26.53	to	24.99
12/31/2020	20,966	3.63	to	3.48	2,653,212	1.33	1.25	to	2.50	16.26	to	14.84
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2024	36,876	130.13	to	3.79	4,726,714	0.53	1.25	to	2.50	23.34	to	21.83
12/31/2023	38,514	105.51	to	3.11	4,008,693	0.73	1.25	to	2.50	22.30	to	20.81
12/31/2022	39,969	86.27	to	2.57	3,406,771	0.53	1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	42,524	113.25	to	3.42	4,765,086	0.78	1.25	to	2.50	25.43	to	23.90
12/31/2020	46,966	90.29	to	2.76	4,201,589	1.08	1.25	to	2.50	22.61	to	21.12
BNY Mellon Technology Growth Initial Shares
12/31/2024	289,288	45.64	to	5.27	9,214,654	-	1.25	to	2.50	24.18	to	22.66
12/31/2023	286,143	36.75	to	4.30	7,737,196	-	1.25	to	2.50	57.46	to	55.55
12/31/2022	237,091	23.34	to	2.76	5,161,261	-	1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	247,505	44.08	to	5.28	10,087,316	-	1.25	to	2.50	11.53	to	10.17
12/31/2020	257,786	39.52	to	4.80	9,403,801	0.25	1.25	to	2.50	67.83	to	65.78

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2024	29,241	$4.73	to	$6.96	$945,779	-%	1.25%	to	2.50%	23.83%	to	22.31%
12/31/2023	34,259	3.82	to	5.69	936,429	-	1.25	to	2.50	57.05	to	55.14
12/31/2022	35,879	2.43	to	3.67	632,491	-	1.25	to	2.50	(47.18)	to	(47.82)
12/31/2021	37,107	4.61	to	7.03	1,249,977	-	1.25	to	2.50	11.25	to	9.90
12/31/2020	43,647	4.14	to	6.40	1,368,550	0.06	1.25	to	2.50	67.48	to	65.44

BNY Mellon VIF Appreciation Initial Shares
12/31/2024	677,218	162.44	to	3.05	17,010,494	0.42	1.25	to	2.50	11.41	to	10.04
12/31/2023	662,516	145.81	to	2.77	16,761,014	0.71	1.25	to	2.50	19.48	to	18.03
12/31/2022	712,117	122.04	to	2.35	15,565,347	0.66	1.25	to	2.50	(19.07)	to	(20.06)
12/31/2021	378,813	150.80	to	2.94	21,583,564	0.44	1.25	to	2.50	25.56	to	24.03
12/31/2020	271,015	120.10	to	2.37	18,965,806	0.79	1.25	to	2.50	22.16	to	20.67

BNY Mellon VIF Government Money Market
12/31/2024	6,938,357	1.02	to	0.79	8,812,349	4.67	1.25	to	2.50	3.46	to	2.20
12/31/2023	7,428,582	0.99	to	0.77	9,202,653	4.50	1.25	to	2.50	3.31	to	2.05
12/31/2022	7,894,252	0.96	to	0.76	9,623,631	1.19	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	9,274,914	0.95	to	0.76	11,463,053	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	9,717,993	0.97	to	0.78	12,250,953	0.16	1.25	to	2.50	(1.02)	to	(2.23)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2024	210,772	153.38	to	3.62	13,181,998	0.54	1.25	to	2.50	21.20	to	19.72
12/31/2023	182,247	126.55	to	3.02	11,789,128	0.65	1.25	to	2.50	25.13	to	23.61
12/31/2022	193,151	101.14	to	2.45	10,242,802	0.79	1.25	to	2.50	(15.87)	to	(16.89)
12/31/2021	216,689	120.21	to	2.94	13,118,800	0.47	1.25	to	2.50	24.08	to	22.57
12/31/2020	166,183	96.88	to	2.40	10,781,051	0.77	1.25	to	2.50	23.09	to	21.59
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2024	194,741	2.88	to	1.68	8,242,393	0.68	1.25	to	2.50	3.32	to	2.05
12/31/2023	194,541	2.79	to	1.65	8,313,562	0.34	1.25	to	2.50	7.94	to	6.62
12/31/2022	195,736	2.58	to	1.54	8,413,435	-	1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	231,021	3.13	to	1.90	11,205,135	0.11	1.25	to	2.50	15.02	to	13.62
12/31/2020	178,062	2.72	to	1.67	10,490,810	0.65	1.25	to	2.50	18.41	to	16.97
TA Aegon Core Bond Service Class
12/31/2024	830,368	0.98	to	0.89	803,012	4.93	1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	748,013	0.98	to	0.90	725,026	2.27	1.25	to	2.50	4.48	to	3.21
12/31/2022	785,745	0.94	to	0.88	730,013	2.38	1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	818,241	1.09	to	1.03	885,949	2.37	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	855,047	1.12	to	1.07	950,811	3.26	1.25	to	2.50	5.84	to	4.55
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	455,129	1.34	to	1.23	603,805	2.08	1.25	to	2.50	15.48	to	14.06
12/31/2023	492,063	1.16	to	1.07	566,180	2.24	1.25	to	2.50	4.97	to	3.69
12/31/2022	573,066	1.11	to	1.04	629,068	2.18	1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	601,137	1.27	to	1.20	757,153	2.05	1.25	to	2.50	20.91	to	19.44
12/31/2020	676,206	1.05	to	1.01	705,388	2.95	1.25	to	2.50	(8.50)	to	(9.61)
TA WMC US Growth Initial Class
12/31/2024	23,702	5.25	to	6.70	1,814,242	0.01	1.25	to	2.50	27.39	to	25.83
12/31/2023	29,158	4.12	to	5.32	1,757,143	0.04	1.25	to	2.50	40.33	to	38.63
12/31/2022	39,525	2.94	to	3.84	1,702,050	-	1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	41,969	4.33	to	5.73	2,669,281	0.08	1.25	to	2.50	19.18	to	17.72
12/31/2020	49,946	3.64	to	4.87	2,670,659	0.10	1.25	to	2.50	35.60	to	33.95
TA WMC US Growth Service Class
12/31/2024	379,199	2.87	to	2.62	1,075,947	-	1.25	to	2.50	27.10	to	25.54
12/31/2023	558,905	2.26	to	2.09	1,249,327	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	617,312	1.61	to	1.51	987,211	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	659,722	2.38	to	2.26	1,562,106	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	723,938	2.00	to	1.92	1,443,868	-	1.25	to	2.50	35.25	to	33.60

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

6.  Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7.  Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

8.  Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9.  Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2024

10.  Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.